Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 9,792,000
Final Prospectus	true